Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2020 MXN ($)
Major components of tax expense (income) [abstract]
2024	$ 63
2025	734
2026	1,831
2027	0
2028	2,222
2029	3,136
2030 and thereafter	1,071
No expiration (Brazil)	12,465
Tax loss carryforwards	$ 21,522